Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	[1]	$ 607,219	$ 520,817	$ 636,080
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		463,606	380,187	474,631
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		143,613	140,630	161,449
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		417,557	339,782	430,746
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		417,557	339,782	430,746
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		46,049	40,405	43,885
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		$ 143,613	$ 140,630	$ 161,449

[1]	Revenues are attributed to geographic areas based on the location of customer.